INCOME TAXES - Interest and Penalties (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Total interest and penalties in the Consolidated Balance Sheet at January 1, Pretax	$ 277,000,000	$ 492,000,000	$ 404,000,000
Total interest and penalties in the Consolidated Statement of Income, Pretax	(1,000,000)	(108,000,000)	114,000,000
Total interest and penalties in the Consolidated Balance Sheet at December 31, Pretax	269,000,000	277,000,000	492,000,000
Total interest and penalties in the Consolidated Balance Sheet at January 1, Net of tax	173,000,000	315,000,000	261,000,000
Total interest and penalties in the Consolidated Statement of Income, Net of tax	(1,000,000)	(72,000,000)	71,000,000
Total interest and penalties in the Consolidated Balance Sheet at December 31, Net of tax	169,000,000	173,000,000	315,000,000
Foreign penalties included in total interest and penalties in the balance sheet	2,000,000	2,000,000	10,000,000
State penalties included in total interest and penalties	3,000,000	4,000,000	4,000,000
IRS
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Gross uncertain tax positions for items expected to be resolved in next 12 months	120,000,000
IRS | Minimum
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Potential tax benefit for continuing operations for gross uncertain tax positions expected to be resolved in next 12 months	0
IRS | Maximum
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Potential tax benefit for continuing operations for gross uncertain tax positions expected to be resolved in next 12 months	120,000,000
State and Local
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Gross uncertain tax positions for items expected to be resolved in next 12 months	214,000,000
Gross uncertain tas positions for items expected to be resolved in the next 12 months, amount of interest	146,000,000
State and Local | Minimum
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Potential tax benefit for continuing operations for gross uncertain tax positions expected to be resolved in next 12 months	0
State and Local | Maximum
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Potential tax benefit for continuing operations for gross uncertain tax positions expected to be resolved in next 12 months	$ 230,000,000